LONG-TERM INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS IN ASSOCIATES
Schedule of investments in associates under equity method

	2020
	Percentage			Share of		Share of other
	of	Beginning	Additions	net profit		comprehensive		Ending
	ownership	balance	(Deduction)	(loss)	Dividend	income	Impairment	balance
Long-term investments in associates:
Jalin[a]	33.00	77	—	17	(5)	(0)	—	89
Finarya[b]	25.00	267	28	(209)	—	1	—	87
Tiphone[c]	24.00	526	—	(41)	—	—	(485)	—
Indonusa[d]	20.00	210	—	—	—	—	(210)	—
Others (each below Rp75 billion)[e]		130	(33)	(13)	—	(0)	(68)	16
Total long-term investments in associates		1,210	(5)	(246)	(5)	1	(763)	192

	2021
						Share of other
	Percentage of	Beginning	Additions	Share of net		comprehensive		Ending
	ownership	balance	(Deductions)	profit (loss)	Dividend	income	Impairment	balance
Long-term investments in associates:
Jalin[a]	33.00	89	—	25	(7)	—	—	107
Finarya[b]	24.27	87	—	(87)	—	—	—	—
Others (each below Rp75 billion)[e]		16	33	(16)	—	(1)	—	32
Total long-term investments in associates		192	33	(78)	(7)	(1)	—	139

Schedule of summarized financial information of the Group's investments accounted for under the equity method

	Jalin	Finarya	Indonusa	Others
Statements of financial position
Current assets	187	3,160	565	972
Non-current assets	194	169	331	4,516
Current liabilities	(92)	(2,327)	(318)	(795)
Non-current liabilities	(22)	(41)	(573)	(4,398)
Equity	267	961	5	295

Statements of profit or loss and other comprehensive income
Revenues	277	133	783	1,278
Operating expenses	(205)	(948)	(691)	(1,035)
Other income (expenses) including finance costs - net	(3)	69	(24)	(92)
Profit (loss) before tax	69	(746)	68	151
Income tax benefit (expense)	(18)	2	(6)	(4)
Profit (loss) for the period	51	(744)	62	147
Other comprehensive income (loss)	(1)	4	7	(27)
Total comprehensive income (loss) for the period	50	(740)	69	120

	Jalin	Finarya	Others
Statements of financial position
Current assets	239	1,779	1,248
Non-current assets	237	222	4,720
Current liabilities	(144)	(1,654)	(646)
Non-current liabilities	(8)	(35)	(4,618)
Equity	324	312	704

Statements of profit or loss and other comprehensive income
Revenues	401	137	1,869
Operating expenses	(311)	(1,160)	(1,436)
Other income (expenses) including finance costs - net	6	31	(106)
Profit (loss) before tax	96	(992)	327
Income tax benefit (expense)	(19)	11	(13)
Profit (loss) for the period	77	(981)	314
Other comprehensive income (loss)	1	4	(1)
Total comprehensive income (loss) for the period	78	(977)	313